Long-Term Borrowing	6 Months Ended
Jun. 30, 2025
Long-Term Borrowing [Abstract]
LONG-TERM BORROWING

12. LONG-TERM BORROWING

Long-term borrowing represents the amount due to various banks normally maturing over one year. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. In December 2022, JYD SM entered into a loan agreement with Postal Savings Bank of China in the total amount of RMB5,000,000 with an interest rate of 4.15%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD., a third party financial guarantee company, and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). In December 2024, the loan was fully repaid when it was due.

In December 2024, JYD HQ entered into a three-year revolving credit agreement with China Construction Bank Corporation Shenzhen Branch in the total amount of RMB4,000,000 (US$ 558,768) with an interest rate of 3.1%. The loan was guaranteed by the shareholders of the Group (Geng Xiaogang and Jia Xiaohua). According to the loan agreement, RMB 40,000(US$ 5,588) will be paid in December 2025 and 2026, and remaining balance of RMB 3,920,000 (US$ 547,593) will be paid at the end of the loan term. No cash was withdrawn under this agreement for the year ended December 31, 2024. RMB4,000,000 (US$558,768) was withdrawn and outstanding as of June 30, 2025.

Interest expenses were RMB 90,188 and RMB 56,333 (US 7,869) for long-term borrowings for the six months ended June 30, 2024 and 2025, respectively.